Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated May 29, 2018, to
the Investors Select Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life contracts issued by Lincoln Benefit Life Company.

Effective July 2, 2018, Deutsche Investment Management Americas, Inc. investment advisor changed its name to "DWS Investment Management Americas, Inc.".

Effective July 2, 2018, Deutsche Global Income Builder VIP - Class A changed its name to "DWS Global Income Builder VIP - Class A".

Effective July 2, 2018, Deutsche Bond VIP - Class A changed its name to "DWS Bond VIP - Class A".

Effective July 30, 2018, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar - Hedged) - Admin. Shares changed its name to " PIMCO VIT International Bond Portfolio (U.S. Dollar - Hedged) - Admin. Shares".

We have made a corresponding change in the names of the Variable Sub-accounts that invest in those Portfolios.

Please keep this supplement for future reference.